RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Amounts Due From and To Affiliates
Due from affiliates and Due to affiliates consisted of the following:

AS AT DECEMBER 31, (MILLIONS)	2023	2022
Due from Affiliates
Receivables related to share and cash-based compensation	$824	$782
Other transactions with related parties	62	—
	$886	$782

Due to Affiliates
Borrowings on short-term credit facility	$256	$—
Other transactions with related parties	5	3
	$261	$3